Related Party Balances and Transactions - Schedule of Amount Due from Related Parties (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Jiamei [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 26,589	$ 208,508	$ 516,920